Common Stock (Details 3) - Individuals 22 [Member] - $ / shares	12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025
Expected Risk Free Interest Rate	5.37%	5.37%
Expected Volatility	25.48%	25.48%
Expected Life in Years	2 years 4 months 28 days	3 years 4 months 28 days
Expected Dividend Yield
Weighted-Average Grant Date Fair Value	$ 4.58	$ 4.58